Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000186848
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/mutual-funds/dividend-vit. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/mutual-funds/dividend-vit
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$217	2.00%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,543,244
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 19,298
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,543,244 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$19,298 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Common Stocks	87.9%
Money Market Funds	1.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.5%
Money Market Funds	1.9%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.7%
Communications	6.2%
Industrials	7.9%
Energy	9.6%
Collateral for Securities Loaned	11.6%
Health Care	16.0%
Financials	31.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.0%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000186847
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/mutual-funds/momentum-vit. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	https://www.donoghueforlinesfunds.com/mutual-funds/momentum-vit
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$174	1.56%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 72,062,743
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 668,680
InvestmentCompanyPortfolioTurnover	323.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,062,743 Number of Portfolio Holdings52 Advisory Fee $668,680 Portfolio Turnover323%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	93.9%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.9%
Money Market Funds	1.7%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Collateral for Securities Loaned	4.7%
Consumer Staples	6.1%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.0%
Financials	14.3%
Technology	30.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.